Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 35,914,000	$ 25,406,000	$ 2,786,000	$ 64,106,000
Asanko Gold Mine
Total	34,091,000	$ 25,406,000	$ 2,786,000	62,283,000
Galiano Gold Inc
Total	$ 1,823,000			$ 1,823,000